Related Party Transactions - Summary of Components of Due to Affiliates (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to affiliates	$ 351,839	$ 96,371	$ 63,341
Accrued Stockholder Servicing Fee
Related Party Transaction [Line Items]
Due to affiliates	227,430	73,170	44,086
Advanced Organization And Offering Costs
Related Party Transaction [Line Items]
Due to affiliates	4,735	5,830	7,290
Performance Participation Allocation
Related Party Transaction [Line Items]
Due to affiliates	111,934	15,061	10,366
Accrued Management Fee
Related Party Transaction [Line Items]
Due to affiliates	6,782	2,103	1,037
Accrued Affiliate Service Provider Expenses
Related Party Transaction [Line Items]
Due to affiliates	610	0	112
Advanced Operating Expenses
Related Party Transaction [Line Items]
Due to affiliates	$ 348	$ 207	$ 450